Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent	$ (6,307)	$ (116,565)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Share-based Compensation	3,359	23,869
Amortization of deferred financing costs	0	150
Vessel depreciation	0	686
Write down on assets held for sale	0	55,487
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Increase in prepaid expenses and other assets	(96)	(3,811)
Increase in accounts payable and accrued expenses	807	5,014
Related party balances	0	(15,170)
Net Cash Provided by (Used in) Operating Activities	(2,237)	(50,340)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Security deposit paid on assets held for sale	0	(31,277)
Payments for vessels and vessels under construction	(371,692)	(651,505)
Net cash used in investing activities	(371,692)	(682,782)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of common stock	1,107,825	187,615
Proceeds from bank loans	0	33,550
Proceed from Senior Notes offering	0	73,625
Debt issue cost paid	0	(22,891)
Net cash provided by financing activities	1,107,825	271,899
(Decrease) increase in cash and cash equivalents	733,896	(461,223)
Cash at cash equivalents, beginning of period	0	733,896
Cash and cash equivalents, end of period	$ 733,896	$ 272,673